Subsequent Events (Details) - Subsequent Event [Member] - Class A Ordinary Shares [Member]	1 Months Ended
Jan. 31, 2026 $ / shares shares
Subsequent Events [Line Items]
Number of shares repurchased | shares	89,952
Shares repurchased, price per share | $ / shares	$ 0.74